PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following (in thousands):

	December 31, 2010	December 31, 2009	Depreciable lives (years)
Land	$100	$1,448	Indefinite
Buildings and improvements	18,832	22,714	3 to 25
Equipment	73,225	66,658	2 to 7
Software	21,260	17,213	3 to 10
Furniture and fixtures	14,031	8,624	3 to 8
Surgical implant instrumentation	24,591	22,192	5
Construction in progress	15,572	15,586	N/A
	167,611	154,435
Accumulated depreciation and amortization	(82,591)	(67,721)
Property and equipment, net	$85,020	$86,714

Depreciation and amortization expense relating to property and equipment (including equipment under capital leases) was $26.0 million, $27.9 million, and $23.6 million for the years ended December 31, 2010, 2009 and 2008, respectively. Depreciation expense includes $3.8 million, $3.7 million, and $2.9 million for the years ended December 31, 2010, 2009 and 2008, respectively, associated with surgical implant instruments which we provide free of charge to surgeons for use in implanting our products, which is included in selling, general and administrative expense in our consolidated statements of operations. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.